PHOENIX TRUST
                       PHOENIX-HOLLISTER APPRECIATION FUND

                        Supplement dated June 24, 2003 to
      Prospectus and Statement of Additional Information dated May 1, 2003

         Phoenix/Zweig Advisers LLC, the investment adviser to Phoenix-Hollister Appreciation Fund (the "Fund"), has voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Fund will be 0.90% after such waiver. Accordingly, all references in the Fund's current Prospectus and Statement of Additional Information to the investment management fee to be paid by the Fund are hereby modified by the inclusion of information with respect to this fee waiver.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/AF-IAFee (06/03)


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                                  PHOENIX TRUST
                         PHOENIX-OAKHURST MANAGED ASSETS

                        Supplement dated June 24, 2003 to
      Prospectus and Statement of Additional Information dated May 1, 2003

         Phoenix/Zweig Advisers LLC, the investment adviser to Phoenix-Oakhurst Managed Assets (the "Fund"), has voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Fund will be 0.65% after such waiver. Accordingly, all references in the Fund's current Prospectus and Statement of Additional Information to the investment management fee and existing fee waiver are hereby modified to reflect a fee waiver as described above.

           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.

PXP 1196/MA-IAFee (06/03)